PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	The estimated useful lives, residual values and depreciation methods are as follows:

	Method	Depreciation rate / period
Buildings and improvements	Declining balance/Straight-line	2.5% to 10% / 3 to 40 years
Simulators	Straight-line (10% residual)	Not exceeding 25 years
Machinery and equipment	Declining balance/Straight-line	20% to 35% / 2 to 15 years
Aircraft	Straight-line (residual not exceeding 15%)	Not exceeding 25 years
Aircraft engines	Based on utilization	Not exceeding 3500 hours

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Net book value as at March 31, 2023	$369.1	$1,652.9	$59.1	$76.5	$229.5	$2,387.1
Additions	22.0	33.5	19.1	14.0	241.2	329.8
Disposals	(0.2)	(3.6)	(0.2)	(0.3)	—	(4.3)
Disposal of discontinued operations (Note 3)	(0.4)	(2.3)	(3.9)	—	(0.3)	(6.9)
Depreciation	(27.1)	(127.3)	(22.6)	(5.8)	—	(182.8)
Impairment	—	(4.4)	(0.2)	(0.6)	—	(5.2)
Transfers and others	22.3	170.5	10.1	(4.4)	(211.1)	(12.6)
Foreign currency exchange differences	1.3	8.5	0.2	0.2	0.3	10.5
Net book value as at March 31, 2024	$387.0	$1,727.8	$61.6	$79.6	$259.6	$2,515.6
Additions	18.8	4.7	9.9	17.5	305.3	356.2
Business combinations (Note 2)	72.1	22.4	4.3	—	36.7	135.5
Disposals	(0.2)	—	(0.2)	(12.1)	(0.1)	(12.6)
Depreciation	(30.1)	(148.2)	(20.2)	(6.3)	—	(204.8)
Impairment	(0.8)	(0.4)	(0.2)	(0.8)	—	(2.2)
Purchase of assets under lease (Note 16)	—	—	—	9.1	—	9.1
Transfers and others	52.9	262.6	6.6	(3.8)	(294.4)	23.9
Foreign currency exchange differences	23.7	128.2	2.4	5.1	9.4	168.8
Net book value as at March 31, 2025	$523.4	$1,997.1	$64.2	$88.3	$316.5	$2,989.5

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Cost	$666.9	$2,694.0	$223.5	$108.6	$259.6	$3,952.6
Accumulated depreciation and impairment	(279.9)	(966.2)	(161.9)	(29.0)	—	(1,437.0)
Net book value as at March 31, 2024	$387.0	$1,727.8	$61.6	$79.6	$259.6	$2,515.6
Cost	$842.5	$3,158.7	$241.6	$129.4	$316.5	$4,688.7
Accumulated depreciation and impairment	(319.1)	(1,161.6)	(177.4)	(41.1)	—	(1,699.2)
Net book value as at March 31, 2025	$523.4	$1,997.1	$64.2	$88.3	$316.5	$2,989.5